UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Continuing operations
Research and development costs	$ (10,785,188)	$ (6,809,195)
Exploration and evaluation expenses	(3,298,759)	(1,393,608)
Corporate and administrative expenses	(16,211,542)	(3,276,853)
Business development expenses	(1,649,418)	(2,154,733)
Share-based payment expenses	(4,665,849)	(6,908,182)
Finance income	1,197,169	4,419,753
Finance costs	(1,430,404)	(152,790)
Other income and expenses	2,075,875	38,737
Loss before income tax	(34,768,116)	(16,236,871)
Tax expense (income)	0	0
Loss for the period	(34,768,116)	(16,236,871)
Loss attributable to shareholders of IperionX Limited	(34,768,116)	(16,236,871)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation into presentation currency	1,306,846	(4,892,234)
Other comprehensive loss for the period, net of tax	1,306,846	(4,892,234)
Total comprehensive loss for the period	(33,461,270)	(21,129,105)
Total comprehensive loss attributable to shareholders of IperionX Limited	$ (33,461,270)	$ (21,129,105)
Basic loss per share (US$ per share)	$ (0.10)	$ (0.06)
Diluted loss per share (US$ per share)	$ (0.10)	$ (0.06)